UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21162

Name of Fund:  Merrill Lynch Fundamental Growth Principal Protected
               Fund of Merrill Lynch Principal Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/04

Date of reporting period: 09/01/03 - 02/29/04

Item 1 - Report to Stockholders



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Merrill Lynch Investment Managers


www.mlim.ml.com


Merrill Lynch
Fundamental Growth
Principal Protected Fund


Semi-Annual Report
February 29, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.



Merrill Lynch Fundamental Growth
Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011



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Merrill Lynch Fundamental Growth Principal Protected Fund



Portfolio Information As of February 29, 2004


Ten Largest Holdings                       Percent of
(Equity Investments)                       Net Assets

General Electric Company                       3.5%
Intel Corporation                              2.9
Cisco Systems, Inc.                            2.7
3M Co.                                         2.4
Lowe's Companies, Inc.                         1.7
Forest Laboratories, Inc.                      1.5
Schlumberger Limited                           1.5
Coach, Inc.                                    1.4
Boston Scientific Corporation                  1.4
Medtronic, Inc.                                1.4


Five Largest Industries                    Percent of
(Equity Investments)*                      Net Assets

Specialty Retail                               6.1%
Industrial Conglomerates                       5.9
Semiconductors & Semiconductor Equipment       5.7
Health Care Equipment & Supplies               5.3
Communications Equipment                       4.8

*For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


Geographic Allocation of Stocks &          Percent of
Fixed Income Securities                   Net Assets*

United States                                 95.0%
Switzerland                                    1.3
Germany                                        0.7
Finland                                        0.7
Canada                                         0.6
Japan                                          0.6

*Total may not equal 100%.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



A Letter From the President


Dear Shareholder

As I write to you at February month-end, the equity markets maintained their positive momentum from year-end 2003. For the six-month and 12-month periods ended February 29, 2004, the Standard & Poor's (S&P) 500 Index returned +14.59% and +38.52%, respectively. Much of the boost came from improving economic conditions in the United States.

As we enter 2004, the major signposts indicate that we are seeing a shift from economic growth fueled primarily by fiscal and monetary stimulus to a broader-based, self-sustaining economic expansion. U.S. gross domestic product growth, which peaked at an annualized rate of 8.2% in the third quarter of 2003, was 4.1% in the fourth quarter. A similar level of growth is expected in the first quarter of 2004. For its part, the Federal Reserve Board has reiterated its willingness to keep short-term interest rates at current low levels to ensure the economy's strength.

Accompanying the increase in economic activity was an improvement in corporate earnings. By February 10, 2004, 392 of the S&P 500 companies had reported their fourth-quarter 2003 results, and 67.6% of those exceeded expectations. In the meantime, the American consumer, who continued to spend despite the faltering economy, may get further incentive from another round of Federal tax refunds this year.

At Merrill Lynch Investment Managers, we believe the events and efforts of 2003 leave us with a much stronger economy and that recent optimism suggests it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



A Discussion With Your Fund's Portfolio Manager


The Fund was effectively able to preserve investor principal during the period while also providing capital appreciation.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended February 29, 2004, Merrill Lynch Fundamental Growth Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +7.70%, +7.31%, +7.37% and +7.79%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Fund's unmanaged equity benchmarks, the Standard & Poor's 500 (S&P 500) Index and the S&P 500/Barra Growth Index, had total returns of +14.59% and +12.25%, respectively, for the same period.

Because the Fund incorporates a fixed income component, it will, at times, outperform or underperform its all-equity benchmarks. As of February 29, 2004, the Fund's allocation was 59.3% in equities and 41.7% in fixed income securities. We use a mathematical formula to determine the allocation between these two components with the objective of preserving the principal value of Fund shares. The U.S. stock market continued its rally during the period; therefore, the Fund's fixed income position served to hamper returns relative to the all-equity benchmarks. In addition, in managing the equity component of the Fund, we focus on what we believe to be the highest-quality and largest-capitalization growth stocks in our benchmark index. As a group, these companies continued to provide lower total returns during the period than the lower-quality, smaller-capitalization growth stocks in the S&P 500/Barra Growth Index. Nevertheless, the Fund was successfully able to preserve investor principal during the period while also providing capital appreciation.

Specific stocks that had a negative absolute and relative impact on the Fund's performance were General Dynamics Corporation and Rockwell Automation, Inc. We eliminated our position in General Dynamics, but maintained Rockwell in the portfolio in anticipation of better earnings results and a rising stock price. Rockwell's business outlook improved as capital investment continued to gain a stronger foothold in America.

A number of stocks in the consumer discretionary sector hindered Fund results. These included InterActiveCorp, Krispy Kreme Doughnuts, Inc., Lowe's Companies, Inc., Bed Bath & Beyond Inc., Best Buy Co., Inc., Fox Entertainment Group, Inc., AutoZone, Inc., Rent A Center Inc. and Brinker International, Inc. We sold our holdings in Brinker International, Autozone, Fox Entertainment and Bed Bath & Beyond with capital gains. We chose to liquidate these positions based on each company's deteriorating business fundamentals.

The most positive absolute and relative investment returns came from our investments in the health care, energy and information technology sectors. In the health care sector, Forest Laboratories, Inc., Varian Medical Systems, Inc., Boston Scientific Corporation, WellPoint Health Networks Inc., Alcon Inc., UnitedHealth Group Incorporated, Amgen Inc. and Genentech Inc. were the major positive contributors to Fund performance. We sold WellPoint, UnitedHealth Group and Genentech out of the portfolio at a profit.

In the energy sector, oil service companies Schlumberger Ltd., Apache Corporation and BJ Services Company made significant contributions to performance. Declining reserves and high demand for oil benefited the energy service sector.

The information technology (IT) sector benefited from increased spending and outsourcing of corporate IT. In this area, Nortel Networks Corporation, Infosys Technologies Ltd., Nokia Corp., SAP AG and Hewitt Associates, Inc. provided a positive boost to Fund results. We sold our position in Infosys Technologies based on its strong performance and relatively high stock valuation.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



What changes were made to the portfolio during the period?

The allocation between the portfolio's equity and bond components has varied during the past six months, with the equity allocation ranging from 47% to 60% of portfolio assets and the fixed income allocation ranging from 40% to 53% as we saw interest rates change in a somewhat volatile market. During the period, the Fund's fixed income component was invested in U.S. Treasury zero coupon bonds set to mature close to the expiration of the Fund, which is seven years from its commencement of operations (November 13, 2009).

In terms of the Fund's equity portfolio, we made no major changes in our sector weightings or our investment strategy. In the health care sector, we continued to avoid the large-capitalization pharmaceutical companies based on our belief that the Federal legislation on Medicare reform and drug benefits will not support the profits of these companies. We also remain concerned about a continued erosion of pricing power as Federal and state regulators continue to reduce the cost of pharmaceuticals in an effort to manage the overall cost of national health care. In addition, we are not impressed with the pipeline of new drugs.

We were underweight in the financial and consumer staples sectors, as we see better growth opportunities in other areas of the marketplace. These include the consumer discretionary and IT sectors. Our overweight in consumer discretionary arises from our belief that tax relief should encourage consumer spending, and that the sector will be further supported by continued low interest rates and an improving economy. The Fund also has a large position, fairly consistent with the benchmark weighting, in the IT sector.


How would you characterize the portfolio's position at the close of the period?

We continue to strive to protect the original principal value of shares, while also offering shareholders some capital appreciation potential. To this end, the allocation between the Fund's fixed income and equity components will continue to vary as market conditions change. At the close of the period, the Fund's allocation favored equities.

We expect to see a shift in U.S. economic growth propelled by consumer spending in the first half of 2004 to economic growth fueled by increased capital spending later in the year. Many forecasters have articulated a negative outlook on consumer spending, citing a decline in retailing stock prices in December 2003 and January 2004. However, reports in February and March 2004 have shown a substantial rise in real and nominal consumer spending. We believe this was prompted by the start of the Federal disbursement of tax rebate checks for the over-withholding of 2003 individual income taxes (that is, taxes paid prior to the passage of the Federal tax cut).

Orders for capital goods have grown in recent months, partly because of the accelerated depreciation incentive passed by federal legislators in 2003. This could result in improved employment in the manufacturing sector and higher profits for information technology and industrial goods companies in 2004. For 2003, even before the reporting of fourth-quarter results, taxable corporate profits, cash flow and reported profits - as measured by the U.S. Department of Commerce - were at absolute record levels. In addition, interest rates remain at historic lows. Nevertheless, stock market levels have not come close to their most recent historic highs.

Against this backdrop, we have positioned the Fund's equity component to take advantage of the profit opportunities that may arise from a continued real economic expansion, with the majority of the growth generated from capital investment rather than from consumer spending on durable goods. A continuation of above-average real economic growth could result in moderately rising inflation and somewhat higher interest rates.


Lawrence R. Fuller
Vice President and Portfolio Manager

March 10, 2004


If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Warranty
Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at 1-800-MER-FUND.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



Performance Data


About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares.
Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results

                                                                   6-Month          12-Month     Since Inception
As of February 29, 2004                                          Total Return     Total Return     Total Return
ML Fundamental Growth Principal Protected Fund Class A Shares*      + 7.70%          +13.26%          +11.90%
ML Fundamental Growth Principal Protected Fund Class B Shares*      + 7.31           +12.32           +10.74
ML Fundamental Growth Principal Protected Fund Class C Shares*      + 7.37           +12.39           +10.81
ML Fundamental Growth Principal Protected Fund Class I Shares*      + 7.79           +13.46           +12.21
Standard & Poor's 500 Index**                                       +14.59           +38.52           +32.78
Standard & Poor's 500/Barra Growth Index***                         +12.25           +32.41           +25.90

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund's inception date is 11/13/02.

**This unmanaged Index covers 500 industrial, utility, transporta-tion and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. Since inception total return is from 11/13/02.

***This unmanaged Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 Index that have higher price-to-book ratios. Since inception total return is from 11/13/02.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



Performance Data (concluded)


Average Annual Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 2/29/04                  +13.26%          + 7.31%
Inception (11/13/02)
through 2/29/04                         + 9.08           + 4.63

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class B Shares*

One Year Ended 2/29/04                  +12.32%          + 8.32%
Inception (11/13/02)
through 2/29/04                         + 8.21           + 5.17

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.



                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class C Shares*

One Year Ended 2/29/04                  +12.39%          +11.39%
Inception (11/13/02)
through 2/29/04                         + 8.26           + 8.26

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.



                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 2/29/04                  +13.46%          + 7.50%
Inception (11/13/02)
through 2/29/04                         + 9.32           + 4.85

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Schedule of Investments

                                                                                                                 Percent of
Industry*                 Shares Held      Common Stocks                                                 Value   Net Assets
Biotechnology                  26,700    ++Biogen Idec Inc.                                        $     1,480,515     0.6%
                               36,400    ++Gilead Sciences, Inc.                                         1,973,244     0.9
                                                                                                   ---------------   ------
                                                                                                         3,453,759     1.5

Chemicals                      28,500      Air Products and Chemicals, Inc.                              1,374,840     0.6
                               86,400      Ecolab Inc.                                                   2,359,584     1.0
                               37,600      Praxair, Inc.                                                 1,365,632     0.6
                                                                                                   ---------------   ------
                                                                                                         5,100,056     2.2

Commercial Services            21,600    ++Apollo Group, Inc. (Class A)                                  1,644,840     0.7
& Supplies

Communications                268,600    ++Cisco Systems, Inc.                                           6,204,660     2.7
Equipment                     406,800    ++Lucent Technologies Inc.                                      1,704,492     0.8
                               75,300      Nokia Oyj 'A' (ADR) (b)                                       1,639,281     0.7
                              176,500    ++Nortel Networks Corporation                                   1,408,470     0.6
                                                                                                   ---------------   ------
                                                                                                        10,956,903     4.8

Computers &                   152,900    ++EMC Corporation                                               2,189,528     1.0
Peripherals                   101,500      Hewlett-Packard Company                                       2,305,065     1.0
                               42,600    ++SanDisk Corporation                                           1,080,336     0.5
                                                                                                   ---------------   ------
                                                                                                         5,574,929     2.5

Consumer Finance               44,200      American Express Company                                      2,361,164     1.0

Diversified Financial          29,100      Citigroup Inc.                                                1,462,566     0.7
Services

Electrical Equipment           52,300      Rockwell Automation, Inc.                                     1,593,058     0.7

Electronic Equipment           39,600    ++Agilent Technologies, Inc.                                    1,353,924     0.6
& Instruments                  46,700      Tektronix, Inc.                                               1,496,735     0.7
                                                                                                   ---------------   ------
                                                                                                         2,850,659     1.3

Energy Equipment               48,400      Baker Hughes Incorporated                                     1,820,808     0.8
& Service                      51,400      Schlumberger Limited                                          3,314,786     1.5
                                                                                                   ---------------   ------
                                                                                                         5,135,594     2.3

Food & Staples                 69,900      SUPERVALU Inc.                                                1,978,170     0.9
Retailing                      44,500      SYSCO Corporation                                             1,764,425     0.8
                                                                                                   ---------------   ------
                                                                                                         3,742,595     1.7

Health Care Equipment          47,500      Alcon, Inc.                                                   2,985,850     1.3
& Supplies                     79,900    ++Boston Scientific Corporation                                 3,263,915     1.4
                               30,300      DENTSPLY International Inc.                                   1,327,443     0.6
                               68,300      Medtronic, Inc.                                               3,203,270     1.4
                               17,200    ++Varian Medical Systems, Inc.                                  1,440,328     0.6
                                                                                                   ---------------   ------
                                                                                                        12,220,806     5.3

Hotels, Restaurants            29,800    ++Krispy Kreme Doughnuts, Inc.                                  1,146,108     0.5
& Leisure                      64,300    ++Starbucks Corporation                                         2,405,463     1.1
                                                                                                   ---------------   ------
                                                                                                         3,551,571     1.6

IT Services                    47,900      First Data Corporation                                        1,962,942     0.9
                               16,300    ++Hewitt Associates, Inc. (Class A)                               530,565     0.2
                               14,000      Paychex, Inc.                                                   450,380     0.2
                                                                                                   ---------------   ------
                                                                                                         2,943,887     1.3

Industrial                     70,500      3M Co.                                                        5,500,410     2.4
Conglomerates                 245,300      General Electric Company                                      7,977,156     3.5
                                                                                                   ---------------   ------
                                                                                                        13,477,566     5.9


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Schedule of Investments (continued)

                                                                                                                 Percent of
Industry*                 Shares Held      Common Stocks                                                 Value   Net Assets
Internet & Catalog             41,500    ++eBay Inc.                                               $     2,857,690     1.2%
Retail                         47,100    ++InterActiveCorp                                               1,534,047     0.7
                                                                                                   ---------------   ------
                                                                                                         4,391,737     1.9

Internet Software              35,200    ++Yahoo! Inc.                                                   1,562,880     0.7
& Services

Metals & Mining                34,500      Freeport-McMoRan Copper & Gold, Inc. (Class B)                1,471,425     0.6
                                9,400    ++Phelps Dodge Corporation                                        810,844     0.4
                                                                                                   ---------------   ------
                                                                                                         2,282,269     1.0

Office Electronics             28,000      Canon, Inc.                                                   1,365,916     0.6

Oil & Gas                      40,100      Apache Corporation                                            1,650,917     0.7
                               33,200      Devon Energy Corporation                                      1,885,096     0.8
                                                                                                   ---------------   ------
                                                                                                         3,536,013     1.5

Pharmaceuticals                45,700    ++Forest Laboratories, Inc.                                     3,449,436     1.5

Semiconductors &               91,000    ++Altera Corporation                                            2,009,280     0.9
Semiconductor Equipment        29,500      Analog Devices, Inc.                                          1,472,050     0.7
                              227,500      Intel Corporation                                             6,649,825     2.9
                               92,300      Texas Instruments Incorporated                                2,828,995     1.2
                                                                                                   ---------------   ------
                                                                                                        12,960,150     5.7

Software                       70,800    ++Citrix Systems, Inc.                                          1,499,544     0.7
                               43,300    ++Electronic Arts Inc.                                          2,042,028     0.9
                               31,600    ++Mercury Interactive Corporation                               1,533,864     0.7
                              198,600    ++Oracle Corporation                                            2,557,968     1.1
                               42,700      SAP AG (Systeme, Anwendungen, Produkte in der
                                           Datenverarbeitung) (ADR) (b)                                  1,690,920     0.7
                                                                                                   ---------------   ------
                                                                                                         9,324,324     4.1

Specialty Retail               40,700      Best Buy Co., Inc.                                            2,167,275     0.9
                               69,300      Lowe's Companies, Inc.                                        3,880,800     1.7
                               64,000      PETsMART, Inc.                                                1,736,960     0.8
                               42,100    ++Rent A Center Inc.                                            1,368,671     0.6
                               68,000      Ross Stores, Inc.                                             2,179,400     1.0
                               52,300    ++Staples, Inc.                                                 1,371,306     0.6
                               29,300      Tiffany & Co.                                                 1,232,065     0.5
                                                                                                   ---------------   ------
                                                                                                        13,936,477     6.1

Textiles, Apparel              82,600    ++Coach, Inc.                                                   3,273,438     1.4
& Luxury Goods                 39,200      Nike, Inc. (Class B)                                          2,871,400     1.3
                                                                                                   ---------------   ------
                                                                                                         6,144,838     2.7

                                           Total Common Stocks
                                           (Cost--$114,757,535)                                        135,023,993    59.3



                                 Face
                               Amount      U.S. Government Obligations
                                           U.S. Treasury STRIPS (a):
                          $11,398,000         2.993%** due 8/15/2009                                     9,575,118     4.2
                           97,216,000         3.748%** due 11/15/2009                                   81,018,648    35.6

                                           Total U.S. Government Obligations
                                           (Cost--$88,361,028)                                          90,593,766    39.8


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Schedule of Investments (concluded)

                           Beneficial                                                                            Percent of
                             Interest      Short-Term Securities                                         Value   Net Assets
                             $805,481      Merrill Lynch Liquidity Series,
                                           LLC Cash Sweep Series (c)                               $       805,481     0.3%

                                           Total Short-Term Securities
                                           (Cost--$805,481)                                                805,481     0.3

Total Investments (Cost--$203,924,044)                                                                 226,423,240    99.4
Other Assets Less Liabilities                                                                            1,401,893     0.6
                                                                                                   ---------------   ------
Net Assets                                                                                         $   227,825,133   100.0%
                                                                                                   ===============   ======

++Non-income producing security.

*For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

**Represents a zero coupon bond; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

(a)Separately Traded Registered Interest and Principal of Securities
(STRIPS).

(b)American Depository Receipts (ADR).

(c)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                           Net          Interest
Affiliate                                Activity        Income

Merrill Lynch Liquidity Series,
   LLC Cash Sweep Series I             $(1,604,395)     $21,402


See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Statement of Assets and Liabilities

As of February 29, 2004
Assets

               Investments, at value (identified cost--$203,924,044)                                        $   226,423,240
               Receivables:
                  Securities sold                                                         $     5,275,901
                  Dividends                                                                       124,090
                  Interest from affiliates                                                          2,634         5,402,625
                                                                                          ---------------
               Prepaid registration fees                                                                            107,785
                                                                                                            ---------------
               Total assets                                                                                     231,933,650
                                                                                                            ---------------

Liabilities

               Payables:
                  Securities purchased                                                          2,176,086
                  Capital shares redeemed                                                       1,373,236
                  Distributor                                                                     159,413
                  Financial warranty fee                                                          139,068
                  Investment adviser                                                              115,295
                  Other affiliates                                                                 72,232         4,035,330
                                                                                          ---------------
               Accrued expenses and other liabilities                                                                73,187
                                                                                                            ---------------
               Total liabilities                                                                                  4,108,517
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $   227,825,133
                                                                                                            ===============

Net Assets Consist of

               Paid-in capital, unlimited number of shares authorized                                       $   201,696,709
               Accumulated investment loss--net                                           $     (763,279)
               Accumulated realized capital gains on investments and foreign currency
               transactions--net                                                                4,392,674
               Unrealized appreciation on investments and foreign currency
               transactions--net                                                               22,499,029
                                                                                          ---------------
               Total accumulated earnings--net                                                                   26,128,424
                                                                                                            ---------------
               Net Assets                                                                                   $   227,825,133
                                                                                                            ===============

Net Asset Value

               Class A--Based on net assets of $10,619,324 and 954,222 shares outstanding                   $         11.13
                                                                                                            ===============
               Class B--Based on net assets of $113,277,991 and 10,238,445 shares outstanding               $         11.06
                                                                                                            ===============
               Class C--Based on net assets of $89,195,845 and 8,059,712 shares outstanding                 $         11.07
                                                                                                            ===============
               Class I--Based on net assets of $14,731,973 and 1,322,025 shares outstanding                 $         11.14
                                                                                                            ===============

See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Statement of Operations

For the Six Months Ended February 29, 2004
Investment Income

               Interest (including $21,402 from affiliates)                                                 $     1,968,304
               Dividends (net of $636 foreign withholding tax)                                                      485,752
                                                                                                            ---------------
               Total income                                                                                       2,454,056
                                                                                                            ---------------

Expenses

               Financial warranty fee                                                     $       984,746
               Investment advisory fees                                                           786,990
               Account maintenance and distribution fees--Class B                                 578,892
               Account maintenance and distribution fees--Class C                                 483,121
               Transfer agent fees--Class B                                                        74,474
               Transfer agent fees--Class C                                                        63,641
               Accounting services                                                                 61,402
               Offering costs                                                                      54,315
               Professional fees                                                                   35,954
               Printing and shareholder reports                                                    24,476
               Account maintenance fees--Class A                                                   16,980
               Custodian fees                                                                      14,233
               Trustees' fees and expenses                                                         12,641
               Transfer agent fees--Class I                                                         9,054
               Transfer agent fees--Class A                                                         7,615
               Registration fees                                                                    3,197
               Pricing fees                                                                         1,787
               Other                                                                                6,084
                                                                                          ---------------
               Total expenses before waiver                                                     3,219,602
               Waiver of expenses                                                                 (2,278)
                                                                                          ---------------
               Total expenses after waiver                                                                        3,217,324
                                                                                                            ---------------
               Investment loss--net                                                                               (763,268)
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) on Investments and Foreign Currency Transactions--Net

               Realized gain (loss)from:
                  Investments--net                                                              8,791,114
                  Foreign currency transactions--net                                              (7,286)         8,783,828
                                                                                          ---------------
               Change in unrealized appreciation/depreciation on:
                  Investments--net                                                              9,333,881
                  Foreign currency transactions--net                                                5,160         9,339,041
                                                                                          ---------------   ---------------
               Total realized and unrealized gain on investments and foreign currency
               transactions--net                                                                                 18,122,869
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $    17,359,601
                                                                                                            ===============

See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Statements of Changes in Net Assets
                                                                                             For the         For the Period
                                                                                            Six Months        November 13,
                                                                                              Ended            2002++ to
                                                                                           February 29,        August 31,
Increase (Decrease) in Net Asset Value:                                                        2004               2003
Operations

               Investment loss--net                                                       $     (763,268)   $     (460,588)
               Realized gain (loss) on investments and foreign currency transactions--net       8,783,828       (4,391,154)
               Unrealized appreciation/depreciation on investments and foreign currency
               transactions--net                                                                9,339,041        13,159,988
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                            17,359,601         8,308,246
                                                                                          ---------------   ---------------

Dividends to Shareholders

               Investment income--net:
                  Class A                                                                        (54,637)          (16,518)
                  Class B                                                                        (36,406)         (112,921)
                  Class C                                                                              --          (99,164)
                  Class I                                                                        (97,873)          (21,410)
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends to shareholders              (188,916)         (250,013)
                                                                                          ---------------   ---------------

Capital Share Transactions

               Net increase (decrease) in net assets derived from capital share
               transactions                                                                  (41,053,996)       243,550,211
                                                                                          ---------------   ---------------

Net Assets

               Total increase (decrease) in net assets                                       (23,883,311)       251,608,444
               Beginning of period                                                            251,708,444           100,000
                                                                                          ---------------   ---------------
               End of period*                                                             $   227,825,133   $   251,708,444
                                                                                          ===============   ===============
                  *Undistributed (accumulated) investment income (loss)--net              $     (763,279)   $       188,905
                                                                                          ===============   ===============

++Commencement of operations.

See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Financial Highlights
                                                                                                     Class A

                                                                                             For the         For the Period
The following per share data and ratios have been derived                                   Six Months        November 13,
from information provided in the financial statements.                                        Ended            2002++ to
                                                                                           February 29,        August 31,
Increase (Decrease) in Net Asset Value:                                                        2004             2003++++
Per Share Operating Performance

               Net asset value, beginning of period                                       $         10.38   $         10.00
                                                                                          ---------------   ---------------
               Investment income--net                                                          --+++++***               .04
               Realized and unrealized gain on investments and foreign currency
               transactions--net                                                                      .80               .35
                                                                                          ---------------   ---------------
               Total from investment operations                                                       .80               .39
                                                                                          ---------------   ---------------
               Less dividends from investment income--net                                           (.05)             (.01)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $         11.13   $         10.38
                                                                                          ===============   ===============

Total Investment Return**

               Based on net asset value per share                                                7.70%+++          3.90%+++
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Expenses, net of waiver                                                             2.00%*            2.11%*
                                                                                          ===============   ===============
               Expenses                                                                            2.00%*            2.11%*
                                                                                          ===============   ===============
               Investment income--net                                                               .02%*             .41%*
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $        10,619   $        15,668
                                                                                          ===============   ===============
               Portfolio turnover                                                                  29.64%           106.91%
                                                                                          ===============   ===============

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Based on average shares outstanding.

++Commencement of operations.

++++Effective April 14, 2003, Class D Shares were redesignated Class
A Shares.

+++Aggregate total investment return.

+++++Amount is less than $.01 per share.

See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Financial Highlights (continued)
                                                                                                     Class B

                                                                                             For the         For the Period
The following per share data and ratios have been derived                                   Six Months        November 13,
from information provided in the financial statements.                                        Ended            2002++ to
                                                                                           February 29,        August 31,
Increase (Decrease) in Net Asset Value:                                                        2004               2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $         10.31   $         10.00
                                                                                          ---------------   ---------------
               Investment loss--net                                                              (.04)***             (.03)
               Realized and unrealized gain on investments and foreign currency
               transactions--net                                                                      .79               .35
                                                                                          ---------------   ---------------
               Total from investment operations                                                       .75               .32
                                                                                          ---------------   ---------------
               Less dividends from investment income--net                                         --+++++             (.01)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $         11.06   $         10.31
                                                                                          ===============   ===============

Total Investment Return**

               Based on net asset value per share                                                7.31%+++          3.20%+++
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Expenses, net of waiver                                                             2.76%*            2.88%*
                                                                                          ===============   ===============
               Expenses                                                                            2.76%*            2.88%*
                                                                                          ===============   ===============
               Investment loss--net                                                               (.74%)*           (.36%)*
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $       113,278   $       117,426
                                                                                          ===============   ===============
               Portfolio turnover                                                                  29.64%           106.91%
                                                                                          ===============   ===============

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Based on average shares outstanding.

++Commencement of operations.

+++Aggregate total investment return.

+++++Amount is less than $(.01) per share.

See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Financial Highlights (continued)
                                                                                                     Class C

                                                                                             For the         For the Period
The following per share data and ratios have been derived                                   Six Months        November 13,
from information provided in the financial statements.                                        Ended            2002++ to
                                                                                           February 29,        August 31,
Increase (Decrease) in Net Asset Value:                                                        2004               2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $         10.31   $         10.00
                                                                                          ---------------   ---------------
               Investment loss--net                                                              (.04)***             (.03)
               Realized and unrealized gain on investments and foreign currency
               transactions--net                                                                      .80               .35
                                                                                          ---------------   ---------------
               Total from investment operations                                                       .76               .32
                                                                                          ---------------   ---------------
               Less dividends from investment income--net                                              --             (.01)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $         11.07   $         10.31
                                                                                          ===============   ===============

Total Investment Return**

               Based on net asset value per share                                                7.37%+++          3.20%+++
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Expenses, net of waiver                                                             2.76%*            2.88%*
                                                                                          ===============   ===============
               Expenses                                                                            2.76%*            2.88%*
                                                                                          ===============   ===============
               Investment loss--net                                                               (.74%)*           (.36%)*
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $        89,196   $       101,111
                                                                                          ===============   ===============
               Portfolio turnover                                                                  29.64%           106.91%
                                                                                          ===============   ===============

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Based on average shares outstanding.

++Commencement of operations.

+++Aggregate total investment return.

See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004


Financial Highlights (concluded)
                                                                                                     Class I

                                                                                             For the         For the Period
The following per share data and ratios have been derived                                   Six Months        November 13,
from information provided in the financial statements.                                        Ended            2002++ to
                                                                                           February 29,        August 31,
Increase (Decrease) in Net Asset Value:                                                        2004             2003++++
Per Share Operating Performance

               Net asset value, beginning of period                                       $         10.40   $         10.00
                                                                                          ---------------   ---------------
               Investment income--net                                                              .02***               .06
               Realized and unrealized gain on investments and foreign currency
               transactions--net                                                                      .79               .35
                                                                                          ---------------   ---------------
               Total from investment operations                                                       .81               .41
                                                                                          ---------------   ---------------
               Less dividends from investment income--net                                           (.07)             (.01)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $         11.14   $         10.40
                                                                                          ===============   ===============

Total Investment Return**

               Based on net asset value per share                                                7.79%+++          4.10%+++
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Expenses, net of waiver                                                             1.75%*            1.86%*
                                                                                          ===============   ===============
               Expenses                                                                            1.75%*            1.86%*
                                                                                          ===============   ===============
               Investment income--net                                                               .28%*             .67%*
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $        14,732   $        17,503
                                                                                          ===============   ===============
               Portfolio turnover                                                                  29.64%           106.91%
                                                                                          ===============   ===============

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Based on average shares outstanding.

++Commencement of operations.

++++Effective April 14, 2003, Class A Shares were redesignated Class
I Shares.

+++Aggregate total investment return.

See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch Fundamental Growth Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date without the principal protection feature. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National
Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Trustees.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



Notes to Financial Statements (continued)


(b) Derivative financial instruments--The Fund may engage in various portfolio strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees were amortized over a twelve month period beginning with the commencement of operations of the Fund.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



Notes to Financial Statements (continued)


(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Offering costs--Prepaid offering costs were amortized over a twelve month period beginning with the commencement of operations of the Fund.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the Fund's average daily net assets. MLIM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable. For the six months
ended February 29, 2004, MLIM earned fees of   $786,990, of which
$2,278 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                      Account
                                  Maintenance      Distribution
                                          Fee               Fee

Class A                                  .25%                --
Class B                                  .25%              .75%
Class C                                  .25%              .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 29, 2004, MLPF&S received contingent deferred sales charges of $289,179 and $19,944 relating to transactions in Class B and Class C Shares, respectively.

The Trust, on behalf of the Fund, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the "Warranty Provider"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



Notes to Financial Statements (continued)


The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates.

In addition, MLPF&S received $33,170 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 29, 2004.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended February 29, 2004, the Fund reimbursed MLIM $2,679 for certain accounting services.

Certain officers and/or Trustees of the Fund are officers and/or
Trustees of MLIM, FDS, PSI, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2004 were $71,124,478 and $114,797,106, respectively.

Net realized gains (losses) for the six months ended February 29, 2004 and net unrealized gains (losses) as of February 29, 2004 were as follows:


                                        Realized         Unrealized
                                  Gains (Losses)     Gains (Losses)

Long-term investments            $     8,791,114    $    22,499,196
Foreign currency transactions            (7,286)              (167)
                                 ---------------    ---------------
Total                            $     8,783,828    $    22,499,029
                                 ===============    ===============

As of February 29, 2004, net unrealized appreciation for Federal income tax purposes aggregated $20,237,975, of which $22,686,274 related to appreciated securities and $2,448,299 related to depreciated securities. At February 29, 2004, the aggregate cost of investments for Federal income tax purposes was $206,185,265.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $(41,053,996) and $243,550,211 for the six months ended February 29, 2004 and the period ended November 13, 2002 to August 31, 2003, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the
Six Months Ended                                             Dollar
February 29, 2004                         Shares             Amount

Shares issued to shareholders
   in reinvestment of dividends            4,984    $        53,125
Shares redeemed                        (560,916)        (6,059,931)
                                  --------------    ---------------
Net decrease                           (555,932)    $   (6,006,806)
                                  ==============    ===============



Class A Shares for the Period
November 13, 2002++                                          Dollar
to August 31, 2003                        Shares             Amount

Shares sold                            1,728,903    $    17,289,025
Shares issued to shareholders
   in reinvestment of dividends            1,644             16,277
                                  --------------    ---------------
Total issued                           1,730,547         17,305,302
Shares redeemed                        (222,893)        (2,261,216)
                                  --------------    ---------------
Net increase                           1,507,654    $    15,044,086
                                  ==============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



Notes to Financial Statements (concluded)


Class B Shares for the
Six Months Ended                                             Dollar
February 29, 2004                         Shares             Amount

Shares issued to shareholders
   in reinvestment of dividends            3,327    $        35,303
Shares redeemed                      (1,151,745)       (12,396,086)
                                  --------------    ---------------
Net decrease                         (1,148,418)    $  (12,360,783)
                                  ==============    ===============



Class B Shares for the Period
November 13, 2002++                                          Dollar
to August 31, 2003                        Shares             Amount

Shares sold                           12,121,294    $   121,213,321
Shares issued to shareholders
   in reinvestment of dividends           11,179            110,673
                                  --------------    ---------------
Total issued                          12,132,473        121,323,994
Shares redeemed                        (748,110)        (7,526,686)
                                  --------------    ---------------
Net increase                          11,384,363    $   113,797,308
                                  ==============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class C Shares for the
Six Months Ended                                             Dollar
February 29, 2004                         Shares             Amount

Shares redeemed                      (1,745,224)    $  (18,765,457)
                                  --------------    ---------------
Net decrease                         (1,745,224)    $  (18,765,457)
                                  ==============    ===============



Class C Shares for the Period
November 13, 2002++                                          Dollar
to August 31, 2003                        Shares             Amount

Shares sold                           10,623,580    $   106,236,510
Shares issued to shareholders
   in reinvestment of dividends            9,891             97,927
                                  --------------    ---------------
Total issued                          10,633,471        106,334,437
Shares redeemed                        (831,035)        (8,359,445)
                                  --------------    ---------------
Net increase                           9,802,436    $    97,974,992
                                  ==============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class I Shares for the
Six Months Ended                                             Dollar
February 29, 2004                         Shares             Amount

Shares issued to shareholders
   in reinvestment of dividends            8,785    $        93,726
Shares redeemed                        (370,450)        (4,014,676)
                                  --------------    ---------------
Net decrease                           (361,665)    $   (3,920,950)
                                  ==============    ===============



Class I Shares for the Period
November 13, 2002++                                          Dollar
to August 31, 2003                        Shares             Amount

Shares sold                            2,268,099    $    22,681,653
Shares issued to shareholders
   in reinvestment of dividends            2,138             21,183
                                  --------------    ---------------
Total issued                           2,270,237         22,702,836
Shares redeemed                        (589,047)        (5,969,011)
                                  --------------    ---------------
Net increase                           1,681,190    $    16,733,825
                                  ==============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


5. Short-Term Borrowings:
The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of ..09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended February 29, 2004.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



Officers and Trustees


Terry K. Glenn, President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Robert C. Doll, Jr., Senior Vice President
Lawrence R. Fuller, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary


Todd Goodwin and George W. Holbrook, Trustees of Merrill Lynch
Fundamental Growth Principal Protected Fund, have recently retired. The Fund's Board of Trustees wishes Messrs. Goodwin and Holbrook well in their retirements.



Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 29, 2004



Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: April 16, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: April 16, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: April 16, 2004